Supplemental Oil and Gas Information (unaudited) - Standardized measure of discounted future net cash flows attributable to the Partnership's proved oil and natural gas reserves (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Standardized measure of discounted future net cash flows attributable to the Partnership's proved oil and natural gas reserves
Future cash inflows	$ 1,428,934	$ 391,069	$ 345,651
Future production costs	(381,379)	(145,370)	(92,391)
Future development costs	(175,771)	(66,800)	(89,055)
Future income tax expense	(5,272)	(1,893)	(1,592)
Future net cash flows	866,512	177,006	162,613
10% discount for estimated timing of cash flows	(313,947)	(71,106)	(78,244)
Standardized measure of discounted future net cash flows	$ 552,565	$ 105,900	$ 84,369	$ 80,986